Share Capital (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended	188 Months Ended
	May 04, 2012	Aug. 31, 2012	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2012	Oct. 31, 2012
Equity [Abstract]
Common stock, shares authorized			500,000,000	500,000,000		500,000,000	500,000,000
Preferred stock, share authorized			1,000,000	1,000,000		1,000,000	1,000,000
Stock split						31.25
Common stock after stock split, shares						359,375,000
Common stock for services, Shares				200,000		37,500,000
Additional Common stock for services, Shares				150,000
Common stock for services, Value					$ 12,000	$ 12,000	$ 22,300
Sale of common stock, Shares	400,000	670,000	610,415
Sale of common stock, Value	$ 50,000	$ 100,000	$ 61,361
Stock price			$ 0.125			$ 0.125
Common stock, shares outstanding			94,150,000	94,150,000		94,150,000	94,150,000
Common stock issuable, shares				1,600,415